Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2025, and for the six months ended September 30, 2024 and 2025 :

	Six months ended September 30, 2024
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,203	¥68	¥0	¥(44)	¥35	¥1	¥3,263	¥2,972	¥291
Overseas	581	359	0	0	0	(49)	891	432	459
Card loans
Japan	12	(8)	0	0	7	1	12	12	0
Other
Japan	91	(2)	0	0	4	(2)	91	6	85
Overseas	3,060	1,815	0	(2,131)	223	(121)	2,846	1,457	1,389
Installment loans to corporate borrowers:
Non-recourse loans
Japan	429	156	0	0	0	0	585	585	0
The Americas	1,718	445	0	0	0	(127)	2,036	1,038	998
Other than non-recourse loans
Real estate companies
Japan	975	58	0	0	13	(2)	1,044	961	83
Overseas	1,549	361	0	0	0	(130)	1,780	626	1,154
Commercial, industrial and other companies
Japan	857	496	0	(125)	16	0	1,244	773	471
Overseas	25,824	(1,509)	0	(2,433)	24	(3,507)	18,399	11,492	6,907
Loans to Equity method investees	878	1,410	0	(37)	0	(173)	2,078	420	1,658
Purchased loans *1	1,133	7	597	(608)	1	(10)	1,120	530	590
Net investment in leases:	16,780	1,833	0	(1,120)	37	(131)	17,399	10,945	6,454

Subtotal	57,090	5,489	597	(6,498)	360	(4,250)	52,788	32,249	20,539

Other financial assets measured at amortized cost *2	1,020	91	0	(122)	9	(30)	968	268	700

Total	¥58,110	¥5,580	¥597	¥(6,620)	¥369	¥(4,280)	¥53,756	¥32,517	¥21,239

	March 31, 2025
	Millions of yen
	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥2,891	¥2,609	¥282
Overseas	1,679	505	1,174
Card loans
Japan	36	36	0
Other
Japan	90	6	84
Overseas	3,048	1,355	1,693
Installment loans to corporate borrowers:
Non-recourse loans
Japan	462	462	0
The Americas	2,593	1,548	1,045
Other than non-recourse loans
Real estate companies
Japan	908	877	31
Overseas	2,046	764	1,282
Commercial, industrial and other companies
Japan	1,078	586	492
Overseas	20,063	11,919	8,144
Loans to Equity method investees	1,512	167	1,345
Purchased loans *1	1,342	521	821
Net investment in leases:	18,122	11,236	6,886

Subtotal	55,870	32,591	23,279

Other financial assets measured at amortized cost *2	899	299	600

Total	¥56,769	¥32,890	¥23,879

	Six months ended September 30, 2025
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥2,891	¥93	¥0	¥(31)	¥40	¥(275)	¥2,718	¥2,675	¥43
Overseas	1,679	(95)	0	(78)	0	47	1,553	494	1,059
Card loans
Japan	36	(5)	0	0	4	0	35	35	0
Other
Japan	90	(4)	0	0	2	(84)	4	4	0
Overseas	3,048	1,146	0	(1,286)	184	(16)	3,076	1,295	1,781
Installment loans to corporate borrowers:
Non-recourse loans
Japan	462	100	0	0	0	(6)	556	556	0
Overseas	2,593	2,022	0	0	0	1,029	5,644	2,598	3,046
Other than non-recourse loans
Real estate companies
Japan	908	58	0	0	13	0	979	953	26
Overseas	2,046	178	0	0	0	(967)	1,257	715	542
Commercial, industrial and other companies
Japan	1,078	(13)	0	0	4	(41)	1,028	534	494
Overseas	20,063	2,571	0	(1,992)	59	24	20,725	12,006	8,719
Loans to Equity method investees	1,512	19	0	0	0	(5)	1,526	186	1,340
Purchased loans *1	1,342	7	3,633	(3,659)	0	(984)	339	133	206
Net investment in leases:	18,122	1,426	0	(1,344)	137	321	18,662	11,254	7,408

Subtotal	55,870	7,503	3,633	(8,390)	443	(957)	58,102	33,438	24,664

Other financial assets measured at amortized cost *2	899	64	0	(81)	0	6	888	297	591

Total	¥56,769	¥7,567	¥3,633	¥(8,471)	¥443	¥(951)	¥58,990	¥33,735	¥25,255

Note:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥7,319 million and ¥9,989 million during the six months ended September 30, 2024 and 2025. The reconciliation between the above table and the amounts reported on the consolidated statements of income during the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,833	¥1,426
Installment loans	3,656	6,077

Subtotal in the above table	5,489	7,503

Other financial assets measured at amortized cost	91	64

Total in the above table	5,580	7,567

Off-balance sheet credit exposures *3(a)	1,673	2,320
Available-for-sale debt securities *3(b)	66	102

Amount reported on the consolidated financial statements	¥7,319	¥9,989

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥9,766 million and ¥11,953 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥670 million and ¥771 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*4	Included in Charge-off in write-offs of purchased loans were ¥597 million and ¥3,633 million during the six months ended September 30, 2024 and 2025.
*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,833	¥1,426
Installment loans	3,656	6,077

Subtotal in the above table	5,489	7,503

Other financial assets measured at amortized cost	91	64

Total in the above table	5,580	7,567

Off-balance sheet credit exposures *3(a)	1,673	2,320
Available-for-sale debt securities *3(b)	66	102

Amount reported on the consolidated financial statements	¥7,319	¥9,989

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥9,766 million and ¥11,953 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥670 million and ¥771 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

Summary of purchased loans
The following table provides information about purchased loans which were acquired for the six months ended September 30, 2024 and 2025:

	Six months ended September 30, 2024	Six months ended September 30, 2025
Purchase price	¥1,129	¥3,862
Allowance for credit losses at acquisition date	597	3,633
Discount or premium attributable to other factors	251	876

Par value	¥1,977	¥8,371

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2025 and the gross write-offs recorded during the six months ended September 30, 2024. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2025
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2025	2024	2023	2022	2021	Prior
Consumer borrowers:
Performing	¥358,952	¥154,694	¥159,847	¥143,281	¥227,594	¥936,220	¥1,980,588
Non-Performing	586	1,421	3,101	2,086	668	11,576	¥19,438
Real estate loans
Performing	339,308	142,337	152,451	142,224	227,484	935,996	¥1,939,800
Non-Performing	224	472	2,110	2,057	666	11,487	¥17,016
Other
Performing	19,644	12,357	7,396	1,057	110	224	¥40,788
Non-Performing	362	949	991	29	2	89	¥2,422
Corporate borrowers:
Performing	865,495	246,134	133,623	154,928	42,744	175,757	¥1,618,681
Non-Performing	2,389	15,254	9,656	39,845	11,919	40,392	¥119,455
Non-recourse loans
Japan
Performing	225,394	52,292	10,487	6,932	0	6,372	¥301,477
The Americas
Performing	44,762	20,079	7,540	886	135	9,491	¥82,893
Non-Performing	0	0	67	0	0	3,764	¥3,831
Other than non-recourse loans
Real estate companies in Japan
Performing	205,004	67,092	33,558	23,295	19,072	67,088	¥415,109
Non-Performing	0	0	0	0	8	549	¥557
Real estate companies in overseas
Performing	57,678	2,458	8,833	2,828	504	6,469	¥78,770
Non-Performing	104	6,964	6,586	8,013	4,326	26,279	¥52,272

March 31, 2025
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2025	2024	2023	2022	2021	Prior
Commercial, industrial and other companies in Japan
Performing	131,439	38,390	20,382	10,761	6,412	17,740	¥225,124
Non-Performing	415	58	130	11	76	86	¥776
Commercial, industrial and other companies in overseas
Performing	201,218	65,823	52,823	110,226	16,621	68,597	¥515,308
Non-Performing	1,870	8,232	2,873	31,821	7,509	9,714	¥62,019
Loans to Equity method investees:
Performing	515	111,724	2,028	0	1,583	14,858	¥130,708
Non-Performing	0	0	0	0	0	1,345	¥1,345
Purchased loans:
Performing	0	52	14	476	86	19,497	¥20,125
Non-Performing	0	0	0	31	0	1,233	¥1,264
Net investment in leases:
Performing	448,045	316,681	179,111	89,639	47,256	64,828	¥1,145,560
Non-Performing	2,381	5,398	4,893	1,879	836	6,433	¥21,820
Japan
Performing	199,069	145,491	101,351	67,720	40,680	60,287	¥614,598
Non-Performing	160	628	763	808	500	1,506	¥4,365
Overseas
Performing	248,976	171,190	77,760	21,919	6,576	4,541	¥530,962
Non-Performing	2,221	4,770	4,130	1,071	336	4,927	¥17,455
Total (excluding revolving repayment card loans)
Performing	¥1,673,007	¥829,285	¥474,623	¥388,324	¥319,263	¥1,211,160	¥4,895,662
Non-Performing	5,356	22,073	17,650	43,841	13,423	60,979	¥163,322

Six months ended September 30, 2024
Millions of yen
	Gross write-offs
Portfolio segment	Origination year (years ended March 31)						Total
Class	2025	2024	2023	2022	2021	Prior
Consumer borrowers:	213	928	897	80	6	51	¥2,175

Real estate loans	0	0	0	0	0	44	¥44
Other	213	928	897	80	6	7	¥2,131
Corporate borrowers:	0	43	35	2,329	14	137	¥2,558

Other than non-recourse loans	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan	0	0	0	0	6	119	¥125
Commercial, industrial and other companies in overseas	0	43	35	2,329	8	18	¥2,433
Loans to Equity method investees:	0	0	0	37	0	0	¥37

Purchased loans:	0	0	0	57	255	296	¥608

Net investment in leases:	0	120	337	218	151	294	¥1,120

Japan	0	3	49	97	122	250	¥521
Overseas	0	117	288	121	29	44	¥599
Total (excluding revolving repayment card loans)	213	1,091	1,269	2,721	426	778	¥6,498

The following table provides information about the origination years of financial assets as of September 30, 2025 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the six months ended September 30, 2025. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

September 30, 2025
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Consumer borrowers:
Performing	¥232,444	¥302,791	¥144,579	¥148,640	¥136,272	¥1,056,898	¥2,021,624
Non-Performing	101	1,480	1,577	3,864	2,166	11,482	¥20,670
Gross write-offs	9	492	549	217	31	97	¥1,395

Real estate loans
Performing	221,468	288,462	136,334	144,383	135,926	1,056,753	¥1,983,326
Non-Performing	18	974	728	2,894	2,156	11,479	¥18,249
Gross write-offs	0	0	0	0	14	95	¥109
Other
Performing	10,976	14,329	8,245	4,257	346	145	¥38,298
Non-Performing	83	506	849	970	10	3	¥2,421
Gross write-offs	9	492	549	217	17	2	¥1,286
Corporate borrowers:
Performing	448,294	651,816	209,508	107,715	135,985	171,906	¥1,725,224
Non-Performing	131	3,476	15,189	13,664	27,472	65,211	¥125,143
Gross write-offs	120	1	364	30	28	1,449	¥1,992

Non-recourse loans
Japan
Performing	91,971	186,801	40,113	9,680	6,815	2,850	¥338,230
Gross write-offs	0	0	0	0	0	0	¥0
Overseas
Performing	49,699	48,826	25,318	11,242	2,672	4,186	¥141,943
Non-Performing	0	79	225	858	1,078	7,086	¥9,326
Gross write-offs	0	0	0	0	0	0	¥0

September 30, 2025
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Other than non-recourse loans
Real estate companies in Japan
Performing	128,306	135,748	54,828	27,430	21,423	79,263	¥446,998
Non-Performing	0	0	0	5	0	541	¥546
Gross write-offs	0	0	0	0	0	0	¥0
Real estate companies in overseas
Performing	19,033	54,549	1,526	1,426	0	7,039	¥83,573
Non-Performing	0	0	10,149	9,814	13,074	39,203	¥72,240
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	61,020	80,771	33,578	13,045	8,349	17,007	¥213,770
Non-Performing	0	414	54	128	11	1,611	¥2,218
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in overseas
Performing	98,265	145,121	54,145	44,892	96,726	61,561	¥500,710
Non-Performing	131	2,983	4,761	2,859	13,309	16,770	¥40,813
Gross write-offs	120	1	364	30	28	1,449	¥1,992
Loans to Equity method investees:
Performing	2,158	524	116,475	2,018	20	15,046	¥136,241
Non-Performing	1	4	0	0	0	1,339	¥1,344
Gross write-offs	0	0	0	0	0	0	¥0

Purchased loans:
Performing	0	0	0	0	0	5,786	¥5,786
Non-Performing	0	0	0	0	0	213	¥213
Gross write-offs	0	0	0	0	0	3,659	¥3,659

Net investment in leases:
Performing	260,811	389,175	254,314	130,961	65,938	79,123	¥1,180,322
Non-Performing	537	2,358	5,244	4,019	1,628	6,561	¥20,347
Gross write-offs	0	4	399	574	113	254	¥1,344

Japan
Performing	100,754	174,961	124,968	83,219	53,501	73,321	¥610,724
Non-Performing	31	337	784	793	763	1,779	¥4,487
Gross write-offs	0	2	39	117	93	238	¥489
Overseas
Performing	160,057	214,214	129,346	47,742	12,437	5,802	¥569,598
Non-Performing	506	2,021	4,460	3,226	865	4,782	¥15,860
Gross write-offs	0	2	360	457	20	16	¥855
Total (excluding revolving repayment card loans)
Performing	¥943,707	¥1,344,306	¥724,876	¥389,334	¥338,215	¥1,328,759	¥5,069,197
Non-Performing	770	7,318	22,010	21,547	31,266	84,806	¥167,717
Gross write-offs	129	497	1,312	821	172	5,459	¥8,390

Note: Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.

Summary of revolving repayment card loans
The information ab
out c
ard loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2025 and the gross write-offs recorded during six months ended September 30, 2024 is as follows:

	March 31, 2025
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥67,874	¥0	¥67,874	¥4,895,662	¥4,963,536

Non-Performing	0	0	0	163,322	¥163,322

	Six months ended September 30, 2024
	Millions of yen
	Gross write-offs
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Consumer borrowers:	¥0	¥0	¥0	¥6,498	¥6,498

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of September 30, 2025 and the gross write-offs, corresponding to card loans, recorded during the six months ended September 30, 2025 is as follows:

	September 30, 2025
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥65,759	¥0	¥65,759	¥5,069,197	¥5,134,956

Non-Performing	0	0	0	167,717	¥167,717

Gross write-offs	0	0	0	8,390	¥8,390

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2025 and September 30, 2025:

	March 31, 2025
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,481	¥7,645	¥12,126	¥2,067,900
	Real estate loans	2,536	5,423	7,959	1,956,816
	Card loans	355	0	355	67,874
	Other	1,590	2,222	3,812	43,210
Corporate borrowers		9,896	83,940	93,836	1,738,136
Non-recourse loans	Japan	0	0	0	301,477
	The Americas	2,141	3,696	5,837	86,724
Other than non-recourse loans	Real estate companies in Japan	200	29	229	415,666
	Real estate companies in overseas	36	51,274	51,310	131,042
	Commercial, industrial and other companies in Japan	1,992	520	2,512	225,900
	Commercial, industrial and other companies in overseas	5,527	28,421	33,948	577,327
Loans to Equity method investees		0	0	0	132,053
Net investment in leases		20,113	20,577	40,690	1,167,380
	Japan	3,851	3,915	7,766	618,963
	Overseas	16,262	16,662	32,924	548,417

Total		¥34,490	¥112,162	¥146,652	¥5,105,469

	September 30, 2025
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥2,541	¥9,058	¥11,599	¥2,108,053
	Real estate loans	752	6,867	7,619	2,001,575
	Card loans	395	0	395	65,759
	Other	1,394	2,191	3,585	40,719
Corporate borrowers		7,676	92,145	99,821	1,850,367
Non-recourse loans	Japan	0	0	0	338,230
	Overseas	0	4,691	4,691	151,269
Other than non-recourse loans	Real estate companies in Japan	285	32	317	447,544
	Real estate companies in overseas	78	72,240	72,318	155,813
	Commercial, industrial and other companies in Japan	2,374	551	2,925	215,988
	Commercial, industrial and other companies in overseas	4,939	14,631	19,570	541,523
Loans to Equity method investees		0	4	4	137,585
Net investment in leases		22,436	18,281	40,717	1,200,669
	Japan	2,452	3,937	6,389	615,211
	Overseas	19,984	14,344	34,328	585,458

Total		¥32,653	¥119,488	¥152,141	¥5,296,674

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2025 and September 30, 2025:

		March 31, 2025
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,095	¥1,235	¥260	¥128
	Overseas	1,107	4,976	0	0
Card loans	Japan	0	0	0	0
Other
	Japan	96	86	1	0
	Overseas	2,574	2,373	0	4
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	3,116	3,831	0	603
Other than non-recourse loans
Real estate companies
	Japan	115	29	30	0
	Overseas	16,093	52,272	0	0
Commercial, industrial and other companies
	Japan	355	520	54	37
	Overseas	27,636	60,629	0	2,203
Loans to Equity method investees		1,929	1,345	0	0
Net investment in leases		19,002	20,597	0	0

Total		¥73,118	¥147,893	¥345	¥2,975

		September 30, 2025
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
	Non-accrual of financial assets:
	Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,235	¥1,288	¥135	¥100
	Overseas	4,976	5,579	0	99
Other
	Japan	86	0	0	0
	Overseas	2,373	2,385	0	8
	Installment loans to corporate borrowers:
Non-recourse loans	Overseas	3,831	8,764	0	0
	Other than non-recourse loans
	Real estate companies
	Japan	29	32	10	0
	Overseas	52,272	71,865	0	0
	Commercial, industrial and other companies
	Japan	520	551	2	0
	Overseas	60,629	40,263	0	2,297
	Loans to Equity method investees	1,345	1,344	0	0
Net investment in leases		20,597	18,324	0	0

Total		¥147,893	¥150,395	¥147	¥2,504

Summary of modifications of financing receivables
The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024

Millions of yen

Portfolio segment	Term extension		Principal forgiveness		Combination - interest rate reduction and term extension

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥44	0.0	¥0	0	¥106	0.0
Other	44	0.1	0	0	106	0.2
Corporate borrowers	1,875	0.1	11	0.0	4,895	0.3
Other than non-recourse loans	1,875	0.2	11	0.0	4,895	0.4
Real estate companies in Japan	1,345	0.4	0	0	0	0
Commercial, industrial and other companies in Japan	530	0.3	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	11	0.0	4,895	0.9
Loans to Equity method investees	891	0.6	0	0	0	0

Total	¥2,810	0.1	¥11	0.0	¥5,001	0.1

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥10	0.0	¥6	0.0
Other	0	0	10	0.0	0	0
Corporate borrowers	2,414	0.1	8,305	0.4	6	0.0
Other than non-recourse loans	2,414	0.2	8,305	0.6	6	0.0
Real estate companies in Japan	0	0	289	0.1	0	0
Commercial, industrial and other companies in Japan	0	0	433	0.2	0	0
Commercial, industrial and other companies in overseas	2,414	0.4	7,583	1.4	6	0.0
Net investment in leases	0	0	102	0.0	0	0
Japan	0	0	102	0.0	0	0

Total	¥2,414	0.0	¥8,417	0.2	¥12	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction, term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥0	0
Other	0	0	0	0
Corporate borrowers	49	0.0	1,201	0.1
Other than non-recourse loans	49	0.0	1,201	0.1
Real estate companies in Japan	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0
Commercial, industrial and other companies in overseas	49	0.0	1,201	0.2
Net investment in leases	0	0	0	0
Japan	0	0	0	0

Total	¥49	0.0	¥1,201	0.0

Summary of financial effect of modifications of financing receivable
The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Other	Reduced weighted-average contractual interest rate from 16.8% to 11.9%.	Added a weighted-average 2.4 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 2.6 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 14.3% to 12.9%.	Added a weighted-average 2.3 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥7 million.
Loans to Equity method investees	—	Added a weighted-average 0.5 years to the life of loans.	—

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥54 million.
Other	—	Added a weighted-average 1.0 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 13.1% to 3.3%.	Added a weighted-average 0.5 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,099 million.
Net investment in leases
Japan	—	Added a weighted-average 0.2 years to the life of loans.	—

Summary of financing receivables payment default and modifications of past due
The following table provides information about financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024

Millions of yen

Portfolio segment

Class	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness

Consumer borrowers	¥0	¥0	¥0	¥20	¥0	¥0
Other	0	0	0	20	0	0

Total	¥0	¥0	¥0	¥20	¥0	¥0

Summary of past due financial assets modified to debtors
The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from March 31, 2025 and September 30, 2025:

March 31, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥173	¥1	¥17
Other	173	1	17
Corporate borrowers	23,857	2,141	45
Non-recourse loans	0	2,141	0
The Americas	0	2,141	0
Other than non-recourse loans	23,857	0	45
Real estate companies in Japan	1,243	0	29
Real estate companies in overseas	1,701	0	0
Commercial, industrial and other companies in Japan	623	0	0
Commercial, industrial and other companies in overseas	20,290	0	16

Loans to Equity method investees	933	0	0

Total	¥24,963	¥2,142	¥62

September 30, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥45	¥0	¥6
Real estate loans	0	0	6
Other	45	0	0
Corporate borrowers	16,348	0	40
Other than non-recourse loans	16,348	0	40
Real estate companies in Japan	262	0	27
Commercial, industrial and other companies in Japan	540	0	0
Commercial, industrial and other companies in overseas	15,546	0	13

Net investment in leases	102	0	0
Japan	102	0	0

Total	¥16,495	¥0	¥46